Fair value measurement of financial instruments - Narrative (Details) € in Thousands, $ in Millions			6 Months Ended
	Aug. 23, 2022 EUR (€)	Aug. 23, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)
Reflaunt
Disclosure of fair value measurement of liabilities [line items]
Voting equity interests acquired (in percentage)	4.29%	4.29%
Acquisition of minority interest	€ 2,000	$ 2.0
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities			€ 21,967	€ 27,826
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Gain recognized in income statement			(2,928)
Financial liabilities			11,775	€ 15,419
Level 3 | Recurring fair value measurement | ZigZag
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities			5,300
Level 3 | Recurring fair value measurement | Yocuda
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities			6,500
Warrants | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Gain recognized in income statement			2,100
Put options | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Gain recognized in income statement			€ 2,900